Condensed Financial Statements of Parent Company (Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net income	$ 21,085	$ 17,260	$ 10,894
Stock-based compensation	811	948	1,082
Debt prepayment charge	0	0	140
Increase (decrease) in other liabilities	138	2,947	(1,253)
(Increase) decrease in other assets	(361)	(985)	5,782
Net cash provided by (used in) operating activities	37,711	44,540	31,728
Net cash used by investing activities	(221,652)	(204,323)	(229,585)
Proceeds from common stock options exercised	932	304	0
Repayment of long-term debt	(15,800)	(25,000)	(8,540)
Tax benefit on exercise of stock options	191	51	0
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash (used in) provided by financing activities	181,777	148,197	199,366
Increase (decrease) in cash and cash equivalents	(2,164)	(11,586)	1,509
Cash and cash equivalents at beginning of the year	44,996
Cash and cash equivalents at end of year	42,832	44,996
Metro Bancorp, Inc.
Condensed Financial Statements, Captions [Line Items]
Net income	21,085	17,260	10,894
Amortization of financing costs	34	2	29
Stock-based compensation	811	948	1,082
Debt prepayment charge	0	0	140
Increase (decrease) in other liabilities	505	(243)	217
(Increase) decrease in other assets	745	(11)	2,625
Equity in undistributed net (income) loss of bank subsidiary	2,498	(18,386)	(13,161)
Net cash provided by (used in) operating activities	25,678	(430)	1,826
Net cash used by investing activities	(2,011)	(1,369)	(1,126)
Proceeds from common stock options exercised	932	304	0
Proceeds from issuance of common stock under stock purchase plan	77	67	44
Repayment of long-term debt	(15,800)	0	(8,540)
Tax benefit on exercise of stock options	191	51	0
Cash dividends on preferred stock	(80)	(80)	(80)
Purchase of treasury stock	(319)	0	0
Net cash (used in) provided by financing activities	(14,999)	342	(8,576)
Increase (decrease) in cash and cash equivalents	8,668	(1,457)	(7,876)
Cash and cash equivalents at beginning of the year	10,308	11,765	19,641
Cash and cash equivalents at end of year	18,976	10,308	11,765
Metro Bancorp, Inc. | Banking Subsidiary [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in bank subsidiary	$ (2,011)	$ (1,369)	$ (1,126)